Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 — Commitments and Contingencies

Litigation

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising from the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Currently, there is no litigation against the Company.

Major Customers

For the nine months ended September 30, 2019, there were no individual customers who accounted for more than 10% of revenues.

For the nine months ended September 30, 2018, one customer accounted for approximately 23% (related party) of revenues, excluding grant income. The Company sells its products to an orthotics and prosthetics practice whose ownership includes an individual who is both a minor shareholder and employee of the Company.

At September 30, 2019, four customers accounted for approximately 24%, 19%, 19%, and 19% of accounts receivable.

At December 31, 2018, two customers accounted for approximately 20% and 16% of accounts receivable.

Note 12 — Commitments and Contingencies

Litigation

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising from the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Currently, there is no litigation against the Company.

Operating Leases

The Company has a month-to-month lease agreement for office space. Rent expense for the years ended December 31, 2018 and 2017 was approximately $352,800 and $221,200, respectively.

Licensing Agreement

During 2006, the Company entered into an exclusive licensing agreement for access to certain patent rights that require the payment of royalties, which vary based on the level of the Company’s net sales. As part of the agreement, the Company must pay a nonrefundable annual license maintenance fee which may be credited to any royalty amounts due in that same year. The license agreement can be terminated if certain sales targets are not achieved. The royalty charge for each of the years ended December 31, 2018 and 2017 was $49,300 and $25,000, respectively, and is included as a component of cost of sales.

The future minimum amounts due under this agreement for the next five years are as follows:

2019	$25,000
2020	25,000
2021	25,000
2022	25,000
2023 (year patents expire)	25,000

Under the licensing agreement, the Company has issued 205 shares of Common Stock to MIT, including 16 shares on December 29, 2017, pursuant to a licensing agreement share adjustment provision in the event that the Company has a dilutive financing, as defined. The licensing agreement also includes an anti-dilution provision such that the licensor’s ownership of the outstanding Common Stock shall not fall below 1% on a fully diluted basis. Such issuances of Common Stock continue until the date upon which the Company received a total of $3,000,000 for its capital stock. After the date the funding threshold was met in 2007, the licensor has the right to purchase additional shares of common stock to maintain its pro rata ownership.

On November 15, 2016, the Company and MIT entered into a waiver agreement with regard to certain revenue and commercialization miles tones of the Company required under the License Agreement. Under the waiver agreement, MIT waived the compliance with any and all of such milestone obligations prior to the date of the waiver agreement. For the year ended December 31, 201 8 the Company met its minimum sales covenant of $750,000.

Clinical Research Studies

The Company had in-process contracts with various universities and a research hospital to conduct clinical research studies in 2018 to enhance the Company’s products, increase the body of evidence to support prescribing and reimbursing the Company’s devices, and to grow its range of product offerings. These contracts were completed in 2018.

Warranty Liability

The Company accrues an estimate of their exposure to warranty claims based on both current and historical product sales data and warranty costs incurred. The majority of the Company’s current products carry a three-year warranty, but prior to 2017 most products carried a one-year warranty. The Company assesses the adequacy of their recorded warranty liability annually and adjusts the amount as necessary.

Changes in warranty liability were as follows:

	2018	2017
Accrued warranty liability, beginning of year	$50,725	$63,147
Accrual provided for warranties issued during the period	23,452	14,867
Adjustments to prior accruals	38,382	570
Actual warranty expenditures	(20,559)	(27,859)

Accrued warranty liability, end of year	$92,000	$50,725

Credit Risk

Financial instruments that potentially expose the Company to a concentration of credit risk consist primarily of cash, cash equivalents and restricted cash and accounts receivable. The Company maintains its cash, cash equivalents and restricted cash, with balances in excess of federally insured limits, with major financial institutions that management believes are financially sound and have minimum credit risk. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risks related to cash.

Major Customers

For the year ended December 31, 2018 two customers accounted for approximately 25% of revenues, excluding grant income which includes 13% from a related party. The Company sells its product to an orthotics and prosthetics practice whose ownership includes an individual who is both a minor shareholder and employee of the company.

For the year ended December 31, 2017 three customers accounted for approximately 23%, 17%, and 14%, of revenues, excluding grant income.

As of December 31, 2018, two customers accounted for approximately 20% and 16% of accounts receivable.

As of December 31, 2017, three customers accounted for approximately 55% of accounts receivable, 26% of which was due from the aforementioned related party, 18% and 11%.